Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Advances from customers and deferred revenues	28,919	14,701
Accrued employee compensation and other related benefits	15,708	13,137
Commissions	12,733	13,588
Government institutions and income tax payable	10,072	5,316
Accrued warranty costs (1)	4,355	3,397
Accrued expenses	3,005	2,661
Operating lease obligations (See Note 2(X))	2,204	1,687
Finance lease obligations	284	-

	77,280	54,487

(1)	Changes in the accrued warranty costs are as follows:

Schedule of changes in product warranty obligation
	Year ended December 31,
	2024	2023
	U.S. Dollars (in thousands)
Beginning of year	3,397	3,161
Accruals	7,643	5,505
Usage	(6,685)	(5,269)

Balance at end of year	4,355	3,397